SCIENTIFIC TECHNOLOGIES INCORPORATED
6550 Dumbarton Circle
Fremont, CA    94555

July 6, 2006

Securities and Exchange Commission
Washington, D.C. 20549

Ladies and Gentlemen:

      Attached for filing pursuant to Section 14a-6(a) of the Securities and Exchange Act of 1934, as amended, are Edgarized versions of the Company's revised preliminary Notice of Special Meeting, and Proxy Statement.

Sincerely,

SCIENTIFIC TECHNOLOGIES INCORPORATED

Richard O. Faria
Chief Financial Officer